Fair Value Measurement - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfers of financial instruments | $	$ 0
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale | $	$ 0
P I P E Warrants | Measurement Input, Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0
Minimum [Member] | P I P E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Stock price to redeem warrants | $ / shares	$ 10
Maximum [Member] | P I P E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Stock price to redeem warrants | $ / shares	$ 18